Financial assets and liabilities - Cross currency interest rate swaps (Details) - Cross currency interest rate swap - Interest rate risk $ in Millions	Jun. 30, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	300
Hedging instrument, liabilities	$ 12